Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties had Transactions

The related parties had transactions for the years ended December 31, 2025, 2024 and 2023 consist of the following:

Name of Related Party	Nature of Relationship as of December 31, 2025
Dandan Liu	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)
Feng Zhang	Chief Financial Officer (“CFO”)
Caifen Zou	Independent director of TDH Holding, Inc.
Qiu Li	Independent director of TDH Holding, Inc.
Owens Meng	Independent director of TDH Holding, Inc.
Xue Jiang	Executive Director and Manager of QD Pet Food
Kai Wang	Executive Director and Manager of Beijing Ruihe
Fan Wu	Executive Director and Manager of Beijing Ruihe Space
Pan Zhang	The Manager of Beijing Jingshi
Xiaowan Hu	Supervisor of Beijing Wenxin Information Consulting Co., Ltd.
Yang Liu	Supervisor of Qingdao Chihong Information Consulting Co., Ltd.
Yang Yang	Supervisor of Beijing Jingshi Space Business Management Co., Ltd.
Dayou Zhang	Supervisor of Beijing Ruihe Commercial Management Co., Ltd.

Schedule of Due to Related Parties	Due to related parties consisted of the following:
	December 31,	December 31,
	2025	2024
Dandan Liu	300,000	200,318
Total	$300,000	200,318